Nature of the business, Description (Details) $ in Thousands	Nov. 16, 2022 USD ($) MW	Sep. 02, 2022 USD ($) MWh MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method					$ 260,031		$ 294,581	$ 116,614
Percentage of interest acquired						49.00%
Chile TL4 [Member]
Nature of the business [Abstract]
Installed capacity | MW				63
Number of substations | Substation				2
Investments accounted for using equity method				$ 38,400	$ 8,000
Contract life				50 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Installed capacity | MW			3.6
Investments accounted for using equity method			$ 3,700
Chile PV 3 [Member]
Nature of the business [Abstract]
Installed capacity | MW		73
Investments accounted for using equity method		$ 7,700
Percentage of interest acquired		35.00%
Batteries capacity expected to install | MWh		100
Chile PV 3 [Member] | Bottom of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method		$ 15,000
Chile PV 3 [Member] | Top of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method		$ 25,000
Chile PMGD [Member]
Nature of the business [Abstract]
Installed capacity | MW	80
Investments accounted for using equity method	$ 30,000					$ 4,500
Percentage of interest acquired	49.00%
Proportion of voting rights held by non-controlling interests	70.00%
Chile PMGD [Member] | Top of range [member]
Nature of the business [Abstract]
Installed capacity | MW	9